Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Summary of available-for-sale securities

	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
December 31, 2011:
United States government obligations, including government-backed agencies	$3,999	$—	$—	$3,999

Fair values of our assets and liabilities measured at fair value on a recurring basis

		Fair Value Measurements at December 31, 2012 Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liabilities	$2,709	$—	$—	$2,709

		Fair Value Measurements at December 31, 2011 Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$3,999	$3,999	$—	$—
Warrant liabilities	$983	$—	$—	$983

Fair value of the warrants based on the historical volatilities

	Warrants Issued February 2011		Warrants Issued March 2012
Expected volatility	71.3%		80.7%
Risk-free interest rate	0.36%		0.72%
Expected life	3.08	years	4.20	years
Fair value at December 31, 2012 (in thousands)	$249		$2,460

Roll- forward of fair value measurements using significant unobservable inputs (Level 3) for the warrants

Year ended
December 31, 2012
Balance January 1, 2012	$983
Issuance of warrants March 2012	4,130
Settlements	—
(Gain) included in other income (expense), net, for the period	(2,404)

Balance December 31, 2012	$2,709